OTHER NON-CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Other Non-current Assets
Other assets			$ 81,589
Show room vehicles			2,982,986
Security deposits		960,502	281,056
Total Other Assets	$ 1,789,472	$ 960,502	$ 3,345,631